Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2025	Dec. 31, 2024
Variable return:
Total	100.00%	100.00%
Traded securities
Fixed return:
Fixed return	25.00%	19.00%
Life annuities
Fixed return:
Fixed return	15.00%	17.00%
Bank instruments
Fixed return:
Fixed return	6.00%	5.00%
Federal government instruments
Fixed return:
Fixed return	36.00%	42.00%
Publicly traded shares
Variable return:
Variable return	18.00%	17.00%